THE TIMOTHY PLAN

1055 Maitland Center Commons

Maitland, FL 32751

May 5, 2026

EDGAR CORRESPONDENCE

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: The Timothy Plan (“Registrant”) (SEC File Nos. 811-08228 and 033-73248)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Timothy Plan ETF Funds, the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, International ETF, Free Cash Flow ETF, Free Cash Flow Growth ETF and Fixed Income ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 129 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 129 has been filed electronically.

If you have any questions or would like further information, please contact me at (407) 644-1986.

Sincerely,

/s/ Brian Mumbert

Brian Mumbert

President of the Board